Mining Concession Asset - Schedule of Mining Concession Assets (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Mining Concession Assets [Abstract]
Opening balance
Addition: Original acquisition cost – First Guayabales Option	[1]	9,833,334
Addition: Environmental remediation – First Guayabales Option	[2]	1,857,509
Addition: Original acquisition cost – Other mining concessions	[3]	750,000
Fair value adjustment – Acquisition cost – First Guayabales Option		(504,403)
Fair value adjustment – Provision for environmental remediation		(268,138)
Fair value adjustment – Acquisition cost - Other mining concessions		(46,599)
Ending balance		$ 11,621,703

[1]	First Guayabales Option
[2]	Environmental remediation
[3]	Other Mining Concessions